Significant Contracts (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Apr. 30, 2011 Daiichi Sankyo	Sep. 30, 2012 Daiichi Sankyo	Dec. 31, 2011 Daiichi Sankyo	Jul. 31, 2011 Daiichi Sankyo Minimum country	Sep. 30, 2012 Daiichi Sankyo Minimum	Dec. 31, 2011 Daiichi Sankyo Minimum	Sep. 30, 2012 Daiichi Sankyo Maximum	Dec. 31, 2011 Daiichi Sankyo Maximum	Oct. 31, 2007 ALIGN item	Dec. 31, 2010 ALIGN	Dec. 31, 2009 ALIGN	Dec. 31, 2011 ALIGN
Licensing Agreements
Up-front fee and certain past reimbursements	$ 1.6
Future milestone payments payable		10.0	10.0
Period for which royalties will be paid following the first commercial sale of licensed products in the country		10 years	10 years
Notice period for termination of license by the entity for technical, scientific, efficacy, safety, or commercial reasons		6 months	6 months
Notice period for termination of license after launch of a sapacitabine-based product by the entity, or by either party for material default		12 months	12 months
Number of countries for which regulatory approval is required by September 2011 to sell sapacitabine as per termination right waived after amendment to the agreement				1
Percentage of increase in royalty due on future net sales of sapacitabine after amendment					1.25%	1.25%	1.50%	1.50%
Number of products for which exclusive rights acquired to sell and distribute products									3
Commitment payments											1.3
Commitment paid										0.7	0.6
Minimum purchase obligation												$ 0.2